Cash and cash equivalents (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents
Cash	$ 9,064	$ 5,737
Cash equivalents	20,732	58,078
Total	$ 29,796	$ 63,815	$ 69,433
Maximum original maturity period of treasury bills	20 days